BLACKROCK ETF TRUST II

iShares Large Cap Moderate Quarterly Laddered ETF

iShares Large Cap Deep Quarterly Laddered ETF

(each, a “Fund” and together, the “Funds”)

Supplement dated November 19, 2025 to the Summary Prospectuses and the Prospectus of the Funds, each dated October 1, 2025, as supplemented to date

Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectus:

The section of the Summary Prospectus for iShares Large Cap Moderate Quarterly Laddered ETF entitled “Management — Portfolio Managers” and the section of the Prospectus for iShares Large Cap Moderate Quarterly Laddered ETF entitled “Fund Overview of iShares Large Cap Moderate Quarterly Laddered ETF — Management — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers. Erin Armstrong and Kyle McClements, CFA (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. Ms. Armstrong and Mr. McClements have been Portfolio Managers of the Fund since 2025 and 2023, respectively.

The section of the Summary Prospectus for iShares Large Cap Deep Quarterly Laddered ETF entitled “Management — Portfolio Managers” and the section of the Prospectus for iShares Large Cap Deep Quarterly Laddered ETF entitled “Fund Overview of iShares Large Cap Deep Quarterly Laddered ETF — Management — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers. Erin Armstrong and Kyle McClements, CFA (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. Ms. Armstrong and Mr. McClements have been Portfolio Managers of the Fund since 2025 and 2023, respectively.

The section of the Prospectus entitled “More Information About the Funds — Management — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers. Erin Armstrong and Kyle McClements, CFA (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Funds. Ms. Armstrong has been employed by BFA or its affiliates as a senior portfolio manager since 2024 and as a portfolio manager from 2014 through 2023. Mr. McClements has been employed by BFA or its affiliates since 2004. Ms. Armstrong and Mr. McClements have been Portfolio Managers of the Funds since 2025 and 2023, respectively.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares in each Fund.

Shareholders should retain this Supplement for future reference.